ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
ADVANCES FROM CUSTOMERS [Abstract]
Schedule of Advances from Customers

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2011	2012
Customer C	$16,119,606	$15,532,572
Customer I	-	6,852,496
Customer F	7,364,873	3,462,084
Customer B	7,026,172	-
Customer A	2,211,201	-
Customer E	2,156,858	1,532,632
Others	3,689,634	2,016,454

Total	$38,568,344	$29,396,238

Less: Current portion of Advance from customers	$26,060,543	$29,396,238

Long term advance from customers	$12,507,801	$-